INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 5,571,937
Fair value at +25 basis points	5,677,809
Fair value at base rate	5,786,338
Fair value at -25 basis points	5,897,286
Fair value at -50 basis points	6,011,034
Change in fair value at +50 basis points	(214,401)
Change in fair value at +25 basis points	(108,529)
Change in fair value at -25 basis points	110,948
Change in fair value at -50 basis points	224,696
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	5,503,884
Fair value at +25 basis points	5,638,929
Fair value at base rate	5,786,338
Fair value at -25 basis points	5,947,585
Fair value at -50 basis points	6,125,131
Change in fair value at +50 basis points	(282,454)
Change in fair value at +25 basis points	(147,409)
Change in fair value at -25 basis points	161,247
Change in fair value at -50 basis points	$ 338,793